Deferred Policy Acquisition Costs (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Deferred Policy Acquisition Costs [Abstract]
Schedule of Deferred Policy Acquisition Costs and Present Value of Future Profits [Table Text Block]
Deferred policy acquisition costs for the nine month periods ended September 30, 2013 and September 30, 2012 (in '000s):

	Nine Month Periods Ended
	September 30, 2013	September 30, 2012
Balance, beginning of period	$3,764	$3,020
Acquired in business combination	1,233	—
Acquisition costs deferred	9,061	6,063
Amortization charged to income	7,359	4,582
Balance, end of period	$6,699	$4,501

Deferred policy acquisition costs for the year ended December 31, 2012 and December 31, 2011 (in '000s):

	2012	2011
Balance, beginning of period	$3,020	$3,804
Acquisition costs deferred	7,215	6,510
Amortization charged to income	6,471	7,294
Balance, end of period	$3,764	$3,020